Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Alliant Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Alliant Net Income (5) (Millions)	Alliant Adjusted EPS (6)
2023	$9,709,782	$7,235,148	$2,593,105	$2,483,122	$106.09	$106.90	$703	$2.82
2022	$7,286,977	$5,361,068	$1,558,260	$1,132,675	$110.24	$117.09	$686	$2.80
2021	$10,449,260	$10,185,275	$1,630,049	$2,208,076	$119.13	$115.76	$674	$2.65
2020	$11,020,134	$5,985,432	$1,639,294	$1,643,446	$97.08	$98.84	$624	$2.44

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Reflects Summary Compensation Table Total compensation for Mr. Larsen, our PEO, as reported in the 2023, 2022, 2021 and 2020 proxy statements.Reflects Summary Compensation Table Total compensation for the following non-PEO Named Executive Officers (NEOs) reported in the proxy statements in each of the listed years:

Name	2023	2022	2021	2020
Lisa M. Barton	X	N/A	N/A	N/A
Robert J. Durian	X	X	X	X
Raja Sundararajan	X	N/A	N/A	N/A
David A. de Leon	X	X	X	X
Terry L. Kouba	X	X	X	X
James H. Gallegos	N/A	X	X	X
Michael S. Luhrs	N/A	X	N/A	N/A

Peer Group Issuers, Footnote	Reflects the Company’s TSR and Peer Group TSR based on the EEI Stock Index. The EEI Stock Index is used to evaluate the Company’s TSR against peers as disclosed in the Compensation Discussion and Analysis and is also set forth in the stock performance graph included in the Company’s annual report for the year ended December 31, 2023. The amounts reported assume $100 was invested, as applicable, in each of the Company and the EEI Stock Index for the period starting December 31, 2019 through the end of the listed year.
PEO Total Compensation Amount	$ 9,709,782	$ 7,286,977	$ 10,449,260	$ 11,020,134
PEO Actually Paid Compensation Amount	$ 7,235,148	5,361,068	10,185,275	5,985,432
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for each year below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in the year indicated below.

	2023
	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$9,709,782	$2,593,105
Less SCT Grant Date Fair Value of Equity Awards	($5,191,716)	($1,208,708)
Less SCT Change in Pension Value	($1,354,440)	($11,739)
Plus Pension Plan Service Cost During Applicable Year	$35,430	$3,629
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	($954,751)	($90,887)
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	($196,448)	($18,843)
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$5,187,291	$1,216,565
Compensation Actually Paid	$7,235,148	$2,483,122

Non-PEO NEO Average Total Compensation Amount	$ 2,593,105	1,558,260	1,630,049	1,639,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,483,122	1,132,675	2,208,076	1,643,446
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for each year below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in the year indicated below.

	2023
	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$9,709,782	$2,593,105
Less SCT Grant Date Fair Value of Equity Awards	($5,191,716)	($1,208,708)
Less SCT Change in Pension Value	($1,354,440)	($11,739)
Plus Pension Plan Service Cost During Applicable Year	$35,430	$3,629
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	($954,751)	($90,887)
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	($196,448)	($18,843)
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$5,187,291	$1,216,565
Compensation Actually Paid	$7,235,148	$2,483,122

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The most important financial performance metrics used by the Compensation and Personnel Committee for linking compensation actually paid to our PEO and our other NEOs to Company performance for 2023 are set forth below.

Financial Metric
Total Shareholder Return (TSR)
Net Income
Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 106.09	110.24	119.13	97.08
Peer Group Total Shareholder Return Amount	106.90	117.09	115.76	98.84
Net Income (Loss)	$ 703,000,000	$ 686,000,000	$ 674,000,000	$ 624,000,000
Company Selected Measure Amount	2.82	2.80	2.65	2.44
PEO Name	Mr. Larsen	Mr. Larsen	Mr. Larsen	Mr. Larsen
Additional 402(v) Disclosure
We believe our compensation philosophy and approach creates a strong link between executive compensation and Company performance. As described more fully in our Compensation Discussion and Analysis, our executive compensation program is guided by our purpose and values and is designed to promote our strategy.
	In accordance with SEC rules, the table below shows (i) the compensation reported in the Summary Compensation Table and the Compensation Actually Paid (calculated in accordance with SEC rules) for the Principal Executive Officer (PEO) for each year below and (ii) the average compensation reported in the Summary Compensation table for the non-PEO Named Executive Officers and the average Compensation Actually Paid (calculated in accordance with SEC rules) for the non-PEO Named Executive Officers for each year below. It also includes the total shareholder return (TSR) for Alliant Energy and our defined peer group, our net income and adjusted EPS for each year.The Company’s Net Income as reported in its GAAP audited financial statements for the listed year.The Company’s Adjusted EPS as reported for the listed year in its proxy statements. Adjustments to GAAP EPS for 2021, 2022 and 2023 are shown on page 24 in the Compensation Discussion and Analysis. Adjusted EPS in 2020 excludes a gain of $0.02 per share related to credit loss adjustments on a guarantee for an affiliate of Whiting Petroleum Corporation, a gain of $0.02 per share related to a tax valuation allowance adjustment, and a loss of $0.01 per share resulting from a settlement loss for the IPL retirement plan.Our compensation programs are designed to link executive pay to the financial performance of the Company. As shown below, our executive compensation has a strong link to TSR, Net Income and EPS performance. This strong link is created by our long-term incentive compensation being heavily weighted to TSR and Net Income and our annual incentive compensation being heavily weighted to EPS. Our incentive compensation plan design is discussed further in the Compensation Discussion and Analysis. The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share (EPS)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,191,716)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,354,440)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,430
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(954,751)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,448)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,187,291
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,208,708)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,739)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,629
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,887)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,843)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,216,565